Borrowings and other financial liabilities - Summary of detailed information about borrowings (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Cumulative amount utilised from debt issuance	$ 1,600	$ 2,200
Carrying value of bonds	$ 1,600	2,200
Increase in stated percentage	1.00%
Borrowings	$ 12,752	15,176
Subsidiary borrowings	2,400	2,700
Debt instrument restrictive covenants	4,600	4,700
European debt issuance programme [member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount	$ 10,000	$ 10,000